PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Fergus Reid, III

Chairman and Director

William J. Armstrong

Director

John F. Finn

Director

Dr. Matthew Goldstein

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Marilyn McCoy

Director

William G. Morton, Jr.

Director

Robert A. Oden, Jr.

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Leonard M. Spalding, Jr.

Director

Patricia A. Maleski

President and Principal Executive Officer

Joy C. Dowd

Treasurer and Principal Financial Officer

Stephen M. Ungerman

Chief Compliance Officer

Frank J. Nasta

Secretary

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2011

(UNAUDITED)

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

Dear Shareholders:

2011 Third Quarter Review

In the third quarter of 2011, high yield bonds (also known as “junk bonds”) declined as investors lost their appetite for risk. Uncertainty surrounding global economic growth dampened investors’ appetite for risk early in the quarter. This negative mood among investors worsened as the market seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Each of these factors helped trigger a sharp downturn among high yield bonds in the third quarter of 2011.

For the third quarter 2011, the Pacholder High Yield Fund, Inc. (the “Fund”) returned -11.79% based on Net Asset Value (“NAV”) compared to the -5.13% return for the Credit Suisse High Yield Index, Developed Countries Only (the “Index”) and the -7.39% average total return of the Morningstar Closed-End High Yield Category.

The Fund’s relative underperformance versus the Index for the third quarter 2011 was due in large part to security selection in the consumer products, food & tobacco, forest products & containers, housing, and information technology sectors. On industry allocation, overweights in financial, gaming & leisure, and media/telecom along with an underweight in the utilities sector weighed on returns. Security selection in the energy sector and, underweights in energy, healthcare, and metals & minerals added to returns. The Fund’s relative underperformance was magnified due to its leverage obtained through its Auction Rate Preferred Shares (“ARPS”).

According to Moody’s Investor Services, Inc. (Moody’s), the global speculative-grade issuer-weighted default rate decreased to 1.8% in September 2011 from the June 2011 rate of 2.2%. Moody’s predicted, under its baseline scenario, that the global speculative-grade default rate will continue to stay in low levels between 1.4% and 2.1% during the next twelve months.

As of September 30 2011, the Fund’s largest sector concentration was in consumer discretionary, which accounted for 29.9% of its market value. For third quarter 2011, the average price of the Index decreased $7.91 from $102.94 to $95.03, the average yield increased 1.84% from 7.42% to 9.26% and the spread over the comparable U.S. Treasury widened 2.42% from 5.69% to 8.11%.

Fund Strategy

The Fund continued to use a credit bar bell investment strategy. To implement this strategy, the Fund invested a portion of its assets in relatively liquid high yield securities that demonstrated improving fundamentals, and took targeted credit risk when the Fund’s portfolio managers’ analysis indicated a favorable risk/reward opportunity. This targeted credit risk included investments in performing and non-performing bonds and loan assignments of firms that were trading at distressed levels or emerging from an administrative re-organization.

Auction Rate Preferred Shares and Dividends

Since February 2008, most auctions for preferred shares of closed-end funds and auction rate securities of other issuers have failed. The weekly auctions for the Fund’s ARPS have failed since February 13, 2008. Since that time, a number of broker-dealers announced that they will offer to repurchase auction rate securities from certain clients. Any action taken by the Fund to provide liquidity to the ARPS must be in the best interest of the Fund as a whole.

From January 2011 thru March 2011, the Fund paid a monthly dividend of $0.06 per common share. Beginning with the April 2011 dividend, the Board of Directors authorized the Fund to increase the amount of monthly dividends from $0.06 to $0.07 per common share. The Fund anticipates paying a monthly dividend of $0.07, subject to market conditions and the requirement that the Fund maintain asset coverage of at least 200% of the ARPS after payment of dividends. The amount of monthly dividend may be more or less than the actual income earned by the Fund in a given month and the Board of Directors will continue to monitor the continuing appropriateness of the dividend level in light of market conditions and income earned by the Fund over time.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

George C.W. Gatch

CEO-Investment Management Americas

J.P. Morgan Asset Management

PACHOLDER HIGH YIELD FUND, INC.

(Unaudited)

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.1%
MATERIALS — 0.1%
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc., Private Placement, Sec’d Nt, 9.500%, 08/31/15[2] (cost $46,000)	$46		$40,078	0.1%

CORPORATE BONDS — 110.5%
CONSUMER DISCRETIONARY — 32.2%
AUTOMOBILES — 2.0%
Chrysler Group LLC/CG Co-Issuer, Inc., Private Placement, Sr Sec’d Nt,
8.000%, 06/15/19[2]	200		156,000	0.2
8.250%, 06/15/21[2]	200		154,000	0.1
Ford Holdings LLC,
9.300%, 03/01/30	262		335,057	0.3
9.375%, 03/01/20[10]	150		171,031	0.2
Ford Motor Co.,
7.750%, 06/15/43	750		781,802	0.8
8.900%, 01/15/32	125		152,053	0.2
Ford Motor Co., Nt, 9.980%, 02/15/47	125		155,762	0.2
Motors Liquidation Co.,
0.000%, 03/15/36[1,4]	55 Units		275	0.0	[12]
5.250%, 03/06/32	25 Units		7,489	0.0	[12]
6.250%, 07/15/33	15 Units		4,461	0.0	[12]
7.250%, 04/15/41	–Units	[11]	64	0.0	[12]
7.250%, 07/15/41	–Units	[11]	28	0.0	[12]
7.250%, 02/15/52	7 Units		2,190	0.0	[12]
7.375%, 05/15/48	10 Units		2,896	0.0	[12]
7.375%, 10/01/51	–Units	[11]	73	0.0	[12]
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		500	0.0	[12]
8.100%, 06/15/24[1,4]	1,725		17,250	0.0	[12]
8.375%, 07/15/33[1,4]	425		4,250	0.0	[12]

			1,945,181	2.0
BROADCASTING & CABLE TV — 5.5%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125		—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750		1,200	0.0	[12]
9.375%, 11/15/09[1,4]	560		896	0.0	[12]
Cablevision Systems Corp., 8.000%, 04/15/20	205		208,587	0.2
Description	Par (000)		Value	Percent of Net Assets*

BROADCASTING & CABLE TV — (continued)
Cablevision Systems Corp., Sr Unsec’d Nt, 7.750%, 04/15/18	$80		$80,800	0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 01/15/19	235		227,950	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
6.500%, 04/30/21	300		283,500	0.3
7.250%, 10/30/17	340		340,000	0.3
7.875%, 04/30/18	90		91,575	0.1
8.125%, 04/30/20	550		572,000	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, 7.000%, 01/15/19[2]	90		87,075	0.1
Cequel Communications Holdings I LLC and Cequel Capital Corp., Private Placement, Sr Nt, 8.625%, 11/15/17[2]	599		593,010	0.6
CSC Holdings LLC,
7.625%, 07/15/18	50		52,250	0.1
8.625%, 02/15/19	44		48,290	0.0	[12]
CSC Holdings LLC, Sr Nt, 7.875%, 02/15/18	96		100,800	0.1
DISH DBS Corp., Private Placement, Co Guar, 6.750%, 06/01/21[2]	360		343,800	0.4
DISH DBS Corp., Sr Nt, Co Guar, 7.875%, 09/01/19	215		219,300	0.2
Insight Communications Co., Inc., Private Placement, Sr Nt, 9.375%, 07/15/18[2]	215		240,800	0.2
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr Unsec’d Nt, 8.500%, 10/15/15	67		66,665	0.1
Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	342		340,290	0.4
Sirius XM Radio, Inc., Private Placement, 9.750%, 09/01/15[2]	150		162,375	0.2
Telesat Canada/Telesat LLC, (Canada),
11.000%, 11/01/15	136		145,520	0.1
12.500%, 11/01/17[10]	150		168,000	0.2
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 8.125%, 12/01/17[2]	375		375,000	0.4
Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	225		239,063	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BROADCASTING & CABLE TV — (continued)
XM Satellite Radio, Inc., Private Placement, Sr Nt, 13.000%, 08/01/13[2]	$330	$369,600	0.4%

		5,358,346	5.5
DIVERSIFIED CONSUMER SERVICES — 1.3%
Knowledge Learning Corp., Inc., Private Placement, Sr Sub Nt, 7.750%, 02/01/15[2,10]	700	665,000	0.7
Mac-Gray Corp., Sr Nt, 7.625%, 08/15/15	650	658,125	0.6

		1,323,125	1.3
GAMING — 7.2%
Ameristar Casinos, Inc., Private Placement, Nt, 7.500%, 04/15/21[2]	285	275,738	0.3
Boyd Gaming Corp., Private Placement, Sr Nt, 9.125%, 12/01/18[2]	86	70,735	0.1
Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	275	277,406	0.3
Chukchansi Economic Development Authority, Private Placement, 8.000%, 11/15/13[2]	766	518,965	0.5
CityCenter Holdings LLC/CityCenter Finance Corp., Private Placement, PIK, 11.500%, 01/15/17[2]	390	353,682	0.4
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	225	212,063	0.2
Isle of Capri Casinos, Inc., Sr Nt, 7.000%, 03/01/14	250	227,187	0.2
Isle of Capri Casinos, Inc., Sr Nt, Co Guar, 7.750%, 03/15/19	300	273,750	0.3
Mashantucket Western Pequot Tribe, Private Placement, 5.912%, 09/01/21[1,2,4]	475	231,259	0.2
MCE Finance Ltd., Sr Sec’d Nt, (Cayman Islands), 10.250%, 05/15/18	225	238,500	0.2
MGM Resorts International, Co Guar, 6.625%, 07/15/15	231	195,773	0.2
7.500%, 06/01/16	170	147,475	0.1
7.625%, 01/15/17	201	172,357	0.2
MGM Resorts International, Private Placement, Nt, 10.000%, 11/01/16[2]	1,400	1,326,500	1.3
Description	Par (000)	Value	Percent of Net Assets*

GAMING — (continued)
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	$255	$237,787	0.2%
Pinnacle Entertainment, Inc., Nt, Co Guar, 8.625%, 08/01/17	200	201,500	0.2
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	260	262,600	0.3
San Pasqual Casino, Private Placement, 8.000%, 09/15/13[2]	500	488,750	0.5
Seminole Hard Rock Entertainment, Inc., Private Placement, VAR, 2.847%, 03/15/14[2]	500	445,000	0.5
Seminole Indian Tribe of Florida, Private Placement, 7.750%, 10/01/17[2]	75	75,375	0.1
Seneca Gaming Corp., Private Placement, 8.250%, 12/01/18[2]	175	168,437	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Nt, 9.375%, 06/15/15[2,10]	841	491,985	0.5
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Private Placement, Sec’d Nt, 8.625%, 04/15/16[2]	115	113,275	0.1
Yonkers Racing Corp., Private Placement, Sec’d Nt, 11.375%, 07/15/16[2]	100	102,000	0.1

		7,108,099	7.2
HOTELS, RESTAURANTS & LEISURE — 3.1%
Banc of America Large Loan, Inc., Private Placement, Series 2010-HLTN, Class HLTN, VAR, 1.979%, 11/15/15[2]	580	516,593	0.5
Burger King Corp., Sr Nt, Co Guar, 9.875%, 10/15/18	140	144,200	0.2
Cinemark USA, Inc., Sr Nt, Co Guar, 8.625%, 06/15/19	125	128,750	0.1
CKE Holdings, Inc., Private Placement, Nt, PIK, 10.500%, 03/14/16[2]	100	87,827	0.1
CKE Restaurants, Inc., Sr Sec’d Nt, 11.375%, 07/15/18	327	340,080	0.3
Dave & Buster’s, Inc., 11.000%, 06/01/18	30	29,775	0.0 [12]
DineEquity, Inc., Sr Nt, Co Guar, 9.500%, 10/30/18	170	168,725	0.2
Landry’s Holdings, Inc., Private Placement, 11.500%, 06/01/14[2]	100	92,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Landry’s Restaurants, Inc., Private Placement, Sr Sec’d Nt, 11.625%, 12/01/15[2]	$120	$120,600	0.1%
Landry’s Restaurants, Inc., Sr Sec’d Nt, 11.625%, 12/01/15	200	201,000	0.2
Real Mex Restaurants, Inc., 14.000%, 01/01/13	200	147,000	0.2
Royal Caribbean Cruises Ltd., Sr Nt, (Liberia), 11.875%, 07/15/15	231	267,960	0.3
Sizzling Platter LLC, Private Placement, Sr Sec’d Nt, 12.250%, 04/15/16[2]	50	49,250	0.1
Speedway Motorsports, Inc., Sr Nt, 8.750%, 06/01/16	300	312,750	0.3
Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	162	188,730	0.2
Wendy’s Co. (The) LLC, Nt, Co Guar, 10.000%, 07/15/16	200	210,500	0.2

		3,006,240	3.1
HOUSEHOLD DURABLES — 1.7%
American Standard Americas, Private Placement, 10.750%, 01/15/16[2]	100	76,000	0.1
Beazer Homes USA, Inc., Nt, Co Guar, 6.875%, 07/15/15	240	162,000	0.2
K Hovnanian Enterprises, Inc., Sr Nt, 10.625%, 10/15/16	445	333,750	0.3
Lennar Corp., Nt, Co Guar, 12.250%, 06/01/17	90	99,000	0.1
Lennar Corp., Sr Nt, 6.950%, 06/01/18	410	364,900	0.4
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	225	202,500	0.2
Standard Pacific Corp., Sec’d Nt, 8.375%, 05/15/18	165	140,250	0.1
Standard Pacific Corp., Sr Nt, 10.750%, 09/15/16	210	205,800	0.2
Standard Pacific Corp., Sr Nt, Co Guar, 8.375%, 01/15/21	90	74,025	0.1

		1,658,225	1.7
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Eastman Kodak Co., Private Placement, 9.750%, 03/01/18[2]	740	518,000	0.5
FGI Holding Co., Inc., Co Guar, PIK, 13.000%, 10/01/15	238	232,231	0.3
Description	Par (000)	Value	Percent of Net Assets*

LEISURE EQUIPMENT & PRODUCTS — (continued)
Icon Health & Fitness, Private Placement, 11.875%, 10/15/16[2]	$225	$204,750	0.2%

		954,981	1.0
MEDIA — 6.8%
Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., Sr Sub Nt, 10.500%, 08/15/14	700	658,000	0.7
Block Communications, Inc., Private Placement, Sr Nt, 8.250%, 12/15/15[2,10]	800	802,000	0.8
Bresnan Broadband Holdings LLC, Private Placement, Co Guar, 8.000%, 12/15/18[2]	125	125,937	0.1
Clear Channel Communications, Inc., Sr Sec’d Nt, 9.000%, 03/01/21	400	297,000	0.3
Clear Channel Worldwide Holdings, Inc., Sr Nt, 9.250%, 12/15/17	250	255,625	0.3
9.250%, 12/15/17	125	126,875	0.1
Fisher Communications, Inc., Sr Nt, 8.625%, 09/15/14	364	363,090	0.4
Gannett Co., Inc., Nt, Co Guar, 6.375%, 09/01/15	50	49,625	0.0 [12]
7.125%, 09/01/18	200	191,000	0.2
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg), 8.500%, 11/01/19	150	146,625	0.2
Intelsat Jackson Holdings S.A., Private Placement, (Luxembourg), 7.250%, 10/15/20[2]	150	138,375	0.1
Intelsat Luxembourg S.A., (Luxembourg), PIK, 12.500%, 02/04/17	1,032	887,412	0.9
Intelsat Luxembourg S.A., Private Placement, Nt, Co Guar, (Luxembourg), PIK, 12.500%, 02/04/17[2]	160	137,600	0.1
Lamar Media Corp., Sr Sub Nt, 6.625%, 08/15/15	125	122,813	0.1
McClatchy Co. (The), 11.500%, 02/15/17	200	173,500	0.2
Media General, Inc., 11.750%, 02/15/17	480	379,200	0.4
NAI Entertainment Holdings LLC, Private Placement, 8.250%, 12/15/17[2]	100	103,000	0.1
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	400	395,000	0.4
Nielsen Finance LLC/Nielsen Finance Co., Sr Nt, Co Guar, 7.750%, 10/15/18	50	51,000	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Radio One, Inc., Sr Sub Nt, Co Guar, PIK, 15.000%, 05/24/16	$507	$453,470	0.5%
Regal Cinemas Corp., Nt, Co Guar, 8.625%, 07/15/19	100	101,750	0.1
Univision Communications, Inc., Private Placement, Sr Sec’d Nt, 6.875%, 05/15/19[2]	300	267,000	0.3
Valassis Communications, Inc., Sr Nt, Co Guar, 6.625%, 02/01/21	150	140,250	0.1
WMG Acquisition Corp., Private Placement, Co Guar, 11.500%, 10/01/18[2]	195	179,400	0.2
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/16[2]	35	35,437	0.0	[12]
WMG Acquisition Corp., Sr Sec’d Nt, 9.500%, 06/15/16	100	101,250	0.1

		6,682,234	6.8
MULTILINE RETAIL — 0.6%
HSN, Inc., 11.250%, 08/01/16	323	353,685	0.4
Sears Holdings Corp., Sr Sec’d Nt, 6.625%, 10/15/18	250	206,250	0.2

		559,935	0.6
SPECIALTY RETAIL — 1.9%
Academy Ltd./Academy Finance Corp., Private Placement, Nt, Co Guar, 9.250%, 08/01/19[2]	75	69,750	0.1
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	480	345,600	0.3
Gymboree Corp., Co Guar, 9.125%, 12/01/18	378	279,720	0.3
J. Crew Group, Inc., Sr Nt, Co Guar, 8.125%, 03/01/19	175	146,562	0.1
Michael’s Stores, Inc., Nt, Co Guar, 7.750%, 11/01/18	150	140,250	0.1
NBC Acquisition Corp., 11.000%, 03/15/13[1,4]	270	2,700	0.0	[12]
Nebraska Book Co., Inc.,
8.625%, 03/15/12[1,4]	370	144,300	0.2
10.000%, 12/01/11	345	303,600	0.3
Needle Merger Sub Corp., Private Placement, Sr Nt, 8.125%, 03/15/19[2]	200	174,000	0.2
Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — (continued)
Toys R Us Property Co II LLC, Sr Sec’d Nt, 8.500%, 12/01/17	$285	$277,875	0.3%

		1,884,357	1.9
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Broder Brothers Co., Private Placement, PIK, 12.000%, 10/15/13[2]	461	454,109	0.4
Quiksilver, Inc., 6.875%, 04/15/15	748	665,720	0.7

		1,119,829	1.1

Total Consumer Discretionary		31,600,552	32.2

CONSUMER STAPLES — 4.8%
BEVERAGES — 0.3%
Constellation Brands, Inc., Sr Nt, 8.375%, 12/15/14	315	345,712	0.3

FOOD & STAPLES RETAILING — 1.6%
Ingles Markets, Inc., 8.875%, 05/15/17	190	199,025	0.2
Rite Aid Corp., 9.500%, 06/15/17	1,000	790,000	0.8
Rite Aid Corp., Debentures, 7.500%, 03/01/17	600	573,000	0.6

		1,562,025	1.6
FOOD PRODUCTS — 1.6%
Blue Merger Sub, Inc., Private Placement, Sr Nt, 7.625%, 02/15/19[2]	245	207,025	0.2
Eurofresh, Inc., 15.000%, 11/18/16[3,9]	454	399,713	0.4
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 06/01/21[2]	590	486,750	0.5
Pilgrim’s Pride Corp., Private Placement, Co Guar, 7.875%, 12/15/18[2]	278	211,975	0.2
Simmons Foods, Inc., Private Placement, 10.500%, 11/01/17[2]	325	281,125	0.3

		1,586,588	1.6
HOUSEHOLD PRODUCTS — 0.6%
Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	596	645,457	0.6

PERSONAL PRODUCTS — 0.3%
American Achievement Corp., Private Placement, 10.875%, 04/15/16[2]	360	273,600	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

TOBACCO — 0.4%
Alliance One International, Inc., Nt, 10.000%, 07/15/16	$440	$363,000	0.4%

Total Consumer Staples		4,776,382	4.8

ENERGY — 12.2%
ENERGY EQUIPMENT & SERVICES — 2.6%
Exterran Holdings, Inc., Private Placement, 7.250%, 12/01/18[2]	230	220,800	0.2
Global Geophysical Services, Inc., 10.500%, 05/01/17	50	48,500	0.1
Helix Energy Solutions Group, Inc., Private Placement, 9.500%, 01/15/16[2,10]	125	126,875	0.1
Key Energy Services, Inc., Nt, 6.750%, 03/01/21	165	158,813	0.2
McJunkin Red Man Corp., Sr Sec’d Nt, 9.500%, 12/15/16	305	279,075	0.3
Ocean Rig UDW, Inc., Sr Unsec’d Nt, 9.500%, 04/27/16	500	435,000	0.4
Oil States International, Inc., Private Placement, Nt, Co Guar, 6.500%, 06/01/19[2]	360	351,900	0.4
PHI, Inc., 8.625%, 10/15/18	310	305,350	0.3
Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	300	276,000	0.3
Sevan Marine ASA, Private Placement, (Norway), VAR, 3.417%, 05/14/13[2]	300	195,000	0.2
Trinidad Drilling Ltd., Private Placement, Sr Unsec’d Nt, (Canada), 7.875%, 01/15/19[2]	130	129,350	0.1

		2,526,663	2.6
OIL, GAS & CONSUMABLE FUELS — 9.6%
Alpha Natural Resources, Inc., Co Guar, 6.000%, 06/01/19	200	186,500	0.2
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18	240	218,400	0.2
AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	145	139,925	0.1
Antero Resources Finance Corp., Nt, 9.375%, 12/01/17	102	106,080	0.1
Arch Coal, Inc., 7.250%, 10/01/20	80	76,800	0.1
Arch Coal, Inc., Private Placement, Co Guar, 7.000%, 06/15/19[2]	200	190,000	0.2
7.250%, 06/15/21[2]	200	192,500	0.2
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Bill Barrett Corp., 9.875%, 07/15/16	$150	$163,500	0.2%
Bill Barrett Corp., Sr Nt, Co Guar, 7.625%, 10/01/19	130	127,725	0.1
Brigham Exploration Co., Co Guar, 8.750%, 10/01/18	125	133,750	0.1
Brigham Exploration Co., Sr Nt, Co Guar, 6.875%, 06/01/19	85	82,875	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Nt, Co Guar, 9.375%, 05/01/19[2]	100	93,000	0.1
Calumet Specialty Products Partners LP/Calumet Finance Corp., Private Placement, Sr Unsec’d Nt, 9.375%, 05/01/19[2]	125	115,000	0.1
Citgo Petroleum Corp., Private Placement, Sr Nt, 11.500%, 07/01/17[2]	300	339,000	0.3
Comstock Resources, Inc., 7.750%, 04/01/19	75	70,125	0.1
Comstock Resources, Inc., Sr Nt, 8.375%, 10/15/17	406	389,760	0.4
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22	230	226,550	0.2
Consol Energy, Inc., 8.000%, 04/01/17	170	177,650	0.2
8.250%, 04/01/20	125	131,562	0.1
Continental Resources, Inc., 7.125%, 04/01/21	75	75,750	0.1
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp., Private Placement, Co Guar, 8.375%, 06/01/19[2]	300	288,000	0.3
El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	85	93,565	0.1
Energy XXI Gulf Coast, Inc., Sr Nt, Co Guar, 7.750%, 06/15/19	175	158,375	0.2
Ferrellgas LP/Ferrellgas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/01/21	50	42,500	0.0 [12]
Foresight Energy LLC/Foresight Energy Corp., Private Placement, 9.625%, 08/15/17[2]	180	181,800	0.2
Forest Oil Corp., Nt, 7.250%, 06/15/19	269	264,965	0.3
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, 7.625%, 04/15/21[2]	75	75,375	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., Sr Unsec’d Nt, 8.250%, 03/15/18	$130	$135,850	0.1%
HollyFrontier Corp., Nt, 9.875%, 06/15/17	70	75,600	0.1
Inergy LP/Inergy Finance Corp., Co Guar, 6.875%, 08/01/21	100	91,000	0.1
Inergy LP/Inergy Finance Corp., Co Guar, Sr Nt, 7.000%, 10/01/18	250	235,000	0.2
Linn Energy LLC/Linn Energy Finance Corp., Private Placement, Co Guar, 6.500%, 05/15/19[2]	145	133,400	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	150	152,250	0.2
NFR Energy LLC/NFR Energy Finance Corp., Private Placement, 9.750%, 02/15/17[2]	360	316,800	0.3
Patriot Coal Corp., 8.250%, 04/30/18	125	111,250	0.1
Penn Virginia Corp., 10.375%, 06/15/16	21	21,997	0.0	[12]
Penn Virginia Corp., Co Guar, 7.250%, 04/15/19	85	78,625	0.1
Penn Virginia Resource Partners LP/ Penn Virginia Resource Finance Corp., Sr Nt, 8.250%, 04/15/18	60	57,000	0.1
PetroHawk Energy Corp., Sr Nt, Co Guar, 6.250%, 06/01/19	260	295,100	0.3
Pioneer Drilling Co., 9.875%, 03/15/18	120	125,400	0.1
QEP Resources, Inc., 6.875%, 03/01/21	140	146,300	0.2
Range Resources Corp., 6.750%, 08/01/20	20	21,300	0.0	[12]
7.250%, 05/01/18	25	26,625	0.1
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar, 6.500%, 07/15/21	320	321,600	0.3
SM Energy Co., Private Placement, 6.625%, 02/15/19[2]	130	129,350	0.1
Swift Energy Co., 8.875%, 01/15/20	100	105,000	0.1
Swift Energy Co., Sr Nt, 7.125%, 06/01/17[10]	1,260	1,234,800	1.3
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	280	291,200	0.3
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar, 7.875%, 10/15/18	$130	$131,300	0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, 6.875%, 02/01/21[2]	200	192,000	0.2
Unit Corp., Co Guar, 6.625%, 05/15/21	70	69,650	0.1
Venoco, Inc., Sr Nt, Co Guar, 8.875%, 02/15/19	225	193,500	0.2
W&T Offshore, Inc., Private Placement, Sr Nt, 8.500%, 06/15/19[2]	235	227,950	0.2
Western Refining, Inc., Private Placement, VAR, 10.750%, 06/15/14[2]	225	235,688	0.2

		9,496,567	9.6

Total Energy		12,023,230	12.2

FINANCIALS — 12.0%
CAPITAL MARKETS — 0.1%
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	135	131,625	0.1

COMMERCIAL BANKS — 2.3%
Bank of America Corp., VAR, 8.125%, 05/15/18[14]	665	565,350	0.6
VAR, 8.000%, 01/30/18[14]	660	561,099	0.6
BankAmerica Capital II, Nt, 8.000%, 12/15/26	30	27,900	0.0	[12]
BankAmerica Institutional Capital B, Private Placement, 7.700%, 12/31/26[2]	250	225,000	0.2
Barclays Bank plc, Private Placement, (United Kingdom), VAR, 7.434%, 12/15/17[2,14]	600	492,000	0.5
Wachovia Capital Trust III, VAR, 5.570%, 08/01/11[14]	495	405,900	0.4

		2,277,249	2.3
CONSUMER FINANCE — 1.3%
Ally Financial, Inc., 8.000%, 11/01/31	842	738,855	0.8
Springleaf Finance Corp., 6.900%, 12/15/17	700	504,000	0.5

		1,242,855	1.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — 4.0%
ACE Cash Express, Inc., Private Placement, 11.000%, 02/01/19[2]	$495	$439,312	0.4%
Aircastle Ltd., Sr Nt, (Bermuda), 9.750%, 08/01/18	75	77,250	0.1
CIT Group, Inc., Private Placement, Sec’d Nt, 7.000%, 05/02/17[2]	760	737,200	0.7
CNG Holdings, Inc., Private Placement, 12.250%, 02/15/15[2]	140	145,600	0.1
13.750%, 08/15/15[2]	250	260,625	0.3
Community Choice Financial, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 05/01/19[2]	165	160,050	0.2
Deluxe Corp., Private Placement, 7.000%, 03/15/19[2]	156	150,540	0.2
ILFC E-Capital Trust I, Private Placement, VAR, 4.770%, 12/21/65[2]	950	660,440	0.7
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	384,800	0.4
International Lease Finance Corp., 8.875%, 09/01/17	300	301,500	0.3
Lender Processing Services, Inc., Co Guar, 8.125%, 07/01/16	110	103,400	0.1
SquareTwo Financial Corp., Sr Sec’d Nt, 11.625%, 04/01/17	417	396,150	0.4
Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	115	115,000	0.1

		3,931,867	4.0
INSURANCE — 3.2%
American International Group, Inc., VAR, 8.175%, 05/15/58	470	414,775	0.4
CNO Financial Group, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	200	207,000	0.2
Hartford Financial Services Group, Inc., Sub Nt, VAR, 8.125%, 06/15/38	100	94,000	0.1
HUB International Holdings, Inc., Private Placement, 10.250%, 06/15/15[2,10]	450	416,250	0.4
Liberty Mutual Group, Inc., Private Placement, VAR, 10.750%, 06/15/58[2]	1,045	1,243,550	1.3
Liberty Mutual Group, Inc., Private Placement, Sub Nt, Co Guar, 7.800%, 03/15/37[2]	250	218,750	0.2
Stoneheath RE, Sub Nt, (Cayman Islands), VAR, 6.868%, 10/15/11[14]	250	216,250	0.2
Description	Par (000)	Value	Percent of Net Assets*

INSURANCE — (continued)
USI Holdings Corp., Private Placement, Sr Sub Nt, 9.750%, 05/15/15[2]	$280	$252,000	0.3%
XL Group plc, Sub Nt, (Ireland), VAR, 6.500%, 04/15/17[14]	110	86,350	0.1

		3,148,925	3.2
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Co Guar, 7.750%, 02/15/19	220	207,350	0.2
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	150	144,000	0.1
CNL Lifestyle Properties, Inc., Sr Nt, Co Guar, 7.250%, 04/15/19	285	245,100	0.3
DuPont Fabros Technology LP, Nt, 8.500%, 12/15/17	105	108,675	0.1
First Industrial LP, Sr Nt, 6.420%, 06/01/14	180	184,032	0.2

		889,157	0.9
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Private Placement, 8.750%, 04/01/19[2]	160	149,200	0.2

Total Financials		11,770,878	12.0

HEALTH CARE — 6.3%
HEALTH CARE PROVIDERS & SERVICES — 4.0%
Capella Healthcare, Inc., Private Placement, 9.250%, 07/01/17[2]	165	156,750	0.2
CDRT Merger Sub, Inc., Private Placement, Co Guar, 8.125%, 06/01/19[2]	225	208,125	0.2
CHS/Community Health Systems, Inc., Co Guar, 8.875%, 07/15/15	336	330,120	0.3
HCA, Inc., 5.750%, 03/15/14[10]	195	190,125	0.2
HCA, Inc., Co Guar, 7.500%, 02/15/22	500	461,250	0.5
HCA, Inc., Sr Unsec’d Nt, 8.000%, 10/01/18	180	175,725	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Private Placement, Sr Nt, 8.375%, 05/15/19[2]	1,000	810,000	0.8
inVentiv Health, Inc., Private Placement, Sr Nt, 10.000%, 08/15/18[2]	250	220,000	0.2
Multiplan, Inc., Private Placement, Nt, 9.875%, 09/01/18[2]	450	445,500	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
OnCure Holdings, Inc., 11.750%, 05/15/17	$395	$349,575	0.4%
Radiation Therapy Services, Inc., 9.875%, 04/15/17	225	191,813	0.2
Tenet Healthcare Corp., 8.875%, 07/01/19[10]	250	264,375	0.3
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc, Co Guar, 7.750%, 02/01/19	100	89,125	0.1

		3,892,483	4.0
PHARMACEUTICALS — 2.3%
Catalent Pharma Solutions, Inc., Nt, PIK, 9.500%, 04/15/15	152	139,021	0.2
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[3,9]	2,024	792,053	0.8
Elan Finance plc/Elan Finance Corp., Nt, Co Guar, (Ireland), 8.750%, 10/15/16	500	517,500	0.5
Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	500	517,500	0.5
Endo Pharmaceuticals Holdings, Inc., Private Placement, Nt, Co Guar,
7.000%, 07/15/19[2]	75	75,281	0.1
7.250%, 01/15/22[2]	100	100,250	0.1
Giant Funding Corp., Private Placement, 8.250%, 02/01/18[2]	100	100,000	0.1

		2,241,605	2.3

Total Health Care		6,134,088	6.3

INDUSTRIALS — 13.1%
AEROSPACE & DEFENSE — 1.2%
Colt Defense LLC/Colt Finance Corp., Sr Unsec’d Nt, 8.750%, 11/15/17	67	44,387	0.0	[12]
CPI International, Inc., Sr Nt, Co Guar, 8.000%, 02/15/18	250	225,000	0.2
Ducommun, Inc., Private Placement, Sr Nt, 9.750%, 07/15/18[2]	250	250,000	0.3
Huntington Ingalls Industries, Inc., Private Placement,
6.875%, 03/15/18[2]	165	153,450	0.1
7.125%, 03/15/21[2]	90	83,475	0.1
Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	370	368,150	0.4
Triumph Group, Inc., 8.625%, 07/15/18	80	85,200	0.1

		1,209,662	1.2
Description	Par (000)	Value	Percent of Net Assets*

AIRLINES — 1.3%
American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	$299	$197,138	0.2%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	709	705,689	0.7
UAL 2007-1 Pass Through Trust, Private Placement,
VAR, 2.647%, 07/02/14	100	90,934	0.1
7.336%, 07/02/19	81	72,586	0.1
UAL 2009-2B Pass Through Trust, Private Placement, 12.000%, 01/15/16[2]	171	181,021	0.2

		1,247,368	1.3
BUILDING PRODUCTS — 0.2%
Nortek, Inc., Private Placement, Co Guar, 8.500%, 04/15/21[2]	235	189,175	0.2

COMMERCIAL SERVICES & SUPPLIES — 2.3%
B-Corp. Merger Sub, Inc., Private Placement, Sr Nt, 8.250%, 06/01/19[2]	200	180,000	0.2
Cenveo Corp., Nt, 8.875%, 02/01/18	375	295,312	0.3
Cenveo Corp., Private Placement, 10.500%, 08/15/16[2]	65	52,000	0.0	[12]
Garda World Security Corp., Private Placement, (Canada), 9.750%, 03/15/17[2]	180	183,600	0.2
Harland Clarke Holdings Corp.,
VAR, 6.000%, 05/15/15[10]	447	295,020	0.3
9.500%, 05/15/15	40	29,600	0.0	[12]
Iron Mountain, Inc., 8.375%, 08/15/21	250	255,000	0.2
Iron Mountain, Inc., Co Guar, 7.750%, 10/01/19	100	99,250	0.1
Liberty Tire Recycling, Private Placement, Nt, 11.000%, 10/01/16[2]	275	280,500	0.3
Mobile Mini, Inc., Sr Nt, Co Guar, 7.875%, 12/01/20	200	192,000	0.2
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 11/15/13[1,4]	1,415	29,715	0.1
6.500%, 08/01/27[1,4]	810	17,010	0.0	[12]
9.750%, 01/15/15[1,4]	585	12,285	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
7.250%, 05/15/18	125	112,969	0.1
7.625%, 06/15/20	200	177,500	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
WCA Waste Corp., Private Placement, Co Guar, 7.500%, 06/15/19[2]	$100	$95,000	0.1%

		2,306,761	2.3
CONSTRUCTION & ENGINEERING — 1.7%
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.125%, 07/01/18[2]	320	299,200	0.3
Great Lakes Dredge & Dock Corp., Co Guar, 7.375%, 02/01/19	50	46,000	0.1
New Enterprise Stone & Lime Co., Private Placement, Co Guar, 11.000%, 09/01/18[2]	750	594,375	0.6
Production Resource Group, Inc., Private Placement, Co Guar, 8.875%, 05/01/19[2]	125	112,813	0.1
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, 9.500%, 12/01/14[10]	271	269,645	0.3
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr Nt, Co Guar, 8.250%, 02/01/21	160	138,400	0.1
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	150	128,250	0.1
United Rentals North America, Inc., 10.875%, 06/15/16	80	86,400	0.1

		1,675,083	1.7
ELECTRICAL EQUIPMENT — 0.5%
Belden, Inc., Sr Sub Nt, Co Guar, 9.250%, 06/15/19	125	135,000	0.1
General Cable Corp., VAR, 2.621%, 04/01/15	250	235,000	0.3
International Wire Group, Inc., Private Placement, 9.750%, 04/15/15[2]	100	98,250	0.1

		468,250	0.5
ENVIRONMENTAL SERVICES — 0.1%
Casella Waste Systems, Inc., Private Placement, Nt, 7.750%, 02/15/19[2]	90	85,050	0.1

INDUSTRIAL CONGLOMERATES — 0.3%
Dynacast International LLC/Dynacast Finance, Inc., Private Placement, Sec’d Nt, 9.250%, 07/15/19[2]	100	90,500	0.1
JB Poindexter & Co., Inc., Co. Guar, 8.750%, 03/15/14[10]	184	182,160	0.2

		272,660	0.3
Description	Par (000)	Value	Percent of Net Assets*

MACHINERY — 0.9%
Boart Longyear Management Pty Ltd., Private Placement, Co Guar, (Australia), 7.000%, 04/01/21[2]	$60	$59,400	0.1%
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	174,600	0.2
CPM Holdings, Inc., Sr Sec’d Nt, 10.625%, 09/01/14	55	58,300	0.0 [12]
Thermadyne Holdings Corp., Sr Sec’d Nt, 9.000%, 12/15/17	525	514,500	0.5
Titan International, Inc., Sr Sec’d Nt, 7.875%, 10/01/17	125	130,000	0.1

		936,800	0.9
MARINE — 2.2%
ACL I Corp., Private Placement, PIK, 10.625%, 02/15/16[2]	317	247,308	0.3
Bluewater Holding BV, Private Placement, Nt, (Netherlands), VAR, 3.250%, 07/17/14[2]	400	296,000	0.3
CMA CGM S.A., Private Placement, Sr Unsec’d Nt, (France), 8.500%, 04/15/17[2]	575	232,875	0.2
Commercial Barge Line Co., Sr Nt, 12.500%, 07/15/17	350	371,875	0.4
General Maritime Corp., Sr Nt, 12.000%, 11/15/17	364	130,130	0.1
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Sr Sec’d Nt, 8.625%, 11/01/17	81	67,432	0.1
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	377	367,575	0.4
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 9.250%, 04/15/19[2]	125	109,063	0.1
Ultrapetrol Bahamas Ltd., 1st Mtg, (Bahamas), 9.000%, 11/24/14[10]	310	299,150	0.3

		2,121,408	2.2
ROAD & RAIL — 2.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19	150	137,250	0.1
9.625%, 03/15/18	240	237,600	0.3
Hertz Corp. (The), Sr Nt, Co Guar, 6.750%, 04/15/19	125	113,438	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — (continued)
Kansas City Southern de Mexico S.A. de C.V., Sr Unsec’d Nt, (Mexico), 6.125%, 06/15/21	$75	$74,250	0.1%
6.625%, 12/15/20	113	116,390	0.1
Kansas City Southern Railway, Sr Nt, 8.000%, 06/01/15	156	165,945	0.2
Quality Distribution LLC/QD Capital Corp., Sec’d Nt, 9.875%, 11/01/18	1,100	1,061,500	1.1
RailAmerica, Inc., 9.250%, 07/01/17	400	433,000	0.4

		2,339,373	2.4

Total Industrials		12,851,590	13.1

INFORMATION TECHNOLOGY — 6.1%
COMMUNICATIONS EQUIPMENT — 1.0%
Avaya, Inc., Private Placement, 7.000%, 04/01/19[2]	260	221,000	0.2
Avaya, Inc., Sr Nt, 9.750%, 11/01/15	500	365,000	0.4
Brightstar Corp., Private Placement, 9.500%, 12/01/16[2]	260	265,200	0.2
EH Holding Corp., Private Placement, Sr Unsec’d Nt, 7.625%, 06/15/21[2]	85	81,813	0.1
EH Holding Corp., Private Placement, Sr Sec’d Nt, 6.500%, 06/15/19[2]	88	84,700	0.1

		1,017,713	1.0
COMPUTERS & PERIPHERALS — 0.9%
Seagate HDD Cayman, Sr Nt, (Cayman Islands), 6.875%, 05/01/20	170	156,400	0.2
Seagate HDD Cayman, Private Placement, Co Guar, (Cayman Islands), 7.750%, 12/15/18[2]	450	441,000	0.4
Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., Sr Sec’d Nt, (Bermuda), 12.000%, 03/29/15	371	324,625	0.3

		922,025	0.9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Intcomex, Inc., 13.250%, 12/15/14	218	212,005	0.2
Kemet Corp., 10.500%, 05/01/18	375	393,750	0.4
Sanmina-SCI Corp., Private Placement, Sr Nt, VAR, 3.097%, 06/15/14[2]	200	191,000	0.2
Viasystems, Inc., Private Placement, 12.000%, 01/15/15[2]	225	240,750	0.3

		1,037,505	1.1
Description	Par (000)	Value	Percent of Net Assets*

INTERNET SOFTWARE & SERVICES — 0.2%
Equinix, Inc., Sub Nt, 8.125%, 03/01/18	$185	$194,712	0.2%

IT SERVICES — 1.9%
Compucom Systems, Inc., Private Placement, 12.500%, 10/01/15[2]	225	226,125	0.2
First Data Corp., 9.875%, 09/24/15	19	15,912	0.0 [12]
First Data Corp., Co Guar, PIK, 10.550%, 09/24/15	155	129,038	0.1
First Data Corp., Private Placement, Sr Nt, 8.250%, 01/15/21[2]	80	63,200	0.1
First Data Corp., Private Placement, Sr Nt, 12.625%, 01/15/21[2]	378	279,720	0.3
iGate Corp., Private Placement, Co Guar, 9.000%, 05/01/16[2]	375	348,750	0.3
Sitel LLC/Sitel Finance Corp., Sr Unsec’d Nt, 11.500%, 04/01/18	850	671,500	0.7
Softbrands, Inc./Atlantis Merger Sub, Inc., Private Placement, Sr Nt, 11.500%, 07/15/18[2]	65	57,850	0.1
Stream Global Services, Inc., Sr Nt, 11.250%, 10/01/14	100	102,250	0.1

		1,894,345	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Amkor Technology, Inc., 7.375%, 05/01/18	170	164,050	0.2
Freescale Semiconductor, Inc., Private Placement, Nt, 9.250%, 04/15/18[2]	105	107,888	0.1
Freescale Semiconductor, Inc., Sr Nt, Co Guar, 8.050%, 02/01/20	385	348,425	0.4
MEMC Electronic Materials, Inc., Private Placement, 7.750%, 04/01/19[2]	135	115,425	0.1
NXP B.V./NXP Funding LLC, Private Placement, (Netherlands), 9.750%, 08/01/18[2]	100	104,500	0.1
NXP B.V./NXP Funding LLC, Sr Nt, (Netherlands), VAR, 2.999%, 10/15/13	98	94,815	0.1

		935,103	1.0

Total Information Technology		6,001,403	6.1

MATERIALS — 11.0%
CHEMICALS — 2.1%
CF Industries, Inc., 7.125%, 05/01/20	90	102,488	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
Chemtura Corp., Sr Nt, Co Guar, 7.875%, 09/01/18	$150	$147,000	0.1%
Lyondell Chemical Co., 11.000%, 05/01/18	967	1,043,968	1.1
Lyondell Chemical Co., Private Placement, 8.000%, 11/01/17[2]	262	282,305	0.3
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Private Placement, Nt, 8.375%, 03/01/18[2]	35	34,562	0.0	[12]
Omnova Solutions, Inc., Sr Nt, Co Guar, 7.875%, 11/01/18	230	186,300	0.2
PolyOne Corp., 7.375%, 09/15/20	280	281,400	0.3

		2,078,023	2.1
CONSTRUCTION MATERIALS — 0.8%
Cemex S.A.B. de C.V., Private Placement, (Mexico), 9.000%, 01/11/18[2]	500	338,750	0.3
Texas Industries, Inc., 9.250%, 08/15/20	215	167,162	0.2
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21	315	293,868	0.3

		799,780	0.8
CONTAINERS & PACKAGING — 3.0%
Ardagh Packaging Finance plc, Private Placement, Sr Sub Nt, (Ireland), 9.125%, 10/15/20[2]	200	180,000	0.2
Berry Plastics Corp., 9.500%, 05/15/18	370	314,500	0.3
Berry Plastics Corp., Co Guar, 8.250%, 11/15/15	165	167,888	0.2
Berry Plastics Corp., Sr Sec’d Nt, 9.750%, 01/15/21	300	255,000	0.3
Constar International, Inc., 11.000%, 12/31/17[3,9]	305	304,766	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Sec’d Nt, 7.875%, 08/15/19[2]	250	241,250	0.2
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Private Placement, Sr Unsec’d Nt, 9.875%, 08/15/19[2]	275	242,000	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Nt,
8.250%, 02/15/21[2]	300	237,000	0.2
9.000%, 05/15/18[2]	400	338,000	0.4
9.000%, 04/15/19[2]	125	106,250	0.1
Description	Par (000)	Value	Percent of Net Assets*

CONTAINERS & PACKAGING — (continued)
Sealed Air Corp., Private Placement, Sr Unsec’d Nt,
8.125%, 09/15/19[2]	$70	$70,700	0.1%
8.375%, 09/15/21[2]	70	70,700	0.0	[12]
Viskase Cos., Inc., Private Placement, Sr Nt, 9.875%, 01/15/18[2]	350	353,500	0.4

		2,881,554	3.0
METALS & MINING — 3.0%
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	300	261,000	0.3
Constellation Enterprises LLC, Private Placement, 10.625%, 02/01/16[2]	275	266,750	0.3
Edgen Murray Corp., Sr Nt, 12.250%, 01/15/15	250	224,063	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, (Australia), 7.000%, 11/01/15[2]	100	93,000	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 02/01/18[2]	395	347,600	0.4
James River Escrow, Inc., Private Placement, 7.875%, 04/01/19[2]	60	50,400	0.1
JMC Steel Group, Private Placement, 8.250%, 03/15/18[2]	100	94,000	0.1
Murray Energy Corp., Private Placement, 10.250%, 10/15/15[2]	255	243,525	0.3
Noranda Aluminum Acquisition Corp., Sr Nt, PIK, 4.417%, 05/15/15	487	438,444	0.4
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	420,420	0.4
Severstal Columbus LLC, 10.250%, 02/15/18	100	102,000	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	50	46,500	0.0	[12]
Thompson Creek Metals Co., Inc., Private Placement, Sr Nt, Co Guar, (Canada), 7.375%, 06/01/18[2]	150	135,000	0.1
Wolverine Tube, Inc., Sr Sec’d Nt, 6.000%, 06/28/14[3,9]	225	225,046	0.2

		2,947,748	3.0
PAPER & FOREST PRODUCTS — 2.1%
AbitibiBowater, Inc., Private Placement, 10.250%, 10/15/18[2]	260	271,700	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

PAPER & FOREST PRODUCTS — (continued)
Abitibi-Consolidated Co. of Canada, Escrow, (Canada), 6.000%, 06/20/13[1,4]	$1,331	$3,328	0.0%[12]
7.500%, 04/01/28[1,4]	287	717	0.0	[12]
Abitibi-Consolidated Co. of Canada, Sr Nt, Escrow, (Canada), 7.750%, 06/15/11[1,4]	479	1,198	0.0	[12]
8.375%, 04/01/15[1,4]	2,485	6,212	0.0	[12]
8.850%, 08/01/30[1,4]	102	255	0.0	[12]
Appleton Papers, Inc., Private Placement, Sr Sec’d Nt, 10.500%, 06/15/15[2]	250	245,000	0.3
Bowater Canada Finance Corp., Nt, (Canada), 7.950%, 11/15/11[1,4]	500	105,000	0.1
Longview Fibre Paper & Packaging, Inc., Private Placement, Sr Sec’d Nt, 8.000%, 06/01/16[2]	200	194,000	0.2
NewPage Corp., Sr Nt, 10.000%, 05/01/12[1,4]	450	51,750	0.1
NewPage Corp., Sr Sec’d Nt, 11.375%, 12/31/14	1,500	1,113,750	1.1
Smurfit-Stone Container Corp., Sr Nt, 8.000%, 03/15/17[1,3,4,9]	1,229	26,116	0.0	[12]
Smurfit-Stone Container Enterprises, Inc., 8.375%, 07/01/12[1,3,4,9]	448	9,520	0.0	[12]

		2,028,546	2.1

Total Materials		10,735,651	11.0

TELECOMMUNICATION SERVICES — 8.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
Cincinnati Bell, Inc., 8.750%, 03/15/18	120	106,500	0.1
Clearwire Communications LLC/Clearwire Finance, Inc., Private Placement, 12.000%, 12/01/15[2]	113	95,203	0.1
12.000%, 12/01/15[2]	1,387	1,175,482	1.2
Frontier Communications Corp., Sr Nt, 8.250%, 04/15/17	115	111,550	0.1
8.500%, 04/15/20	115	111,550	0.1
8.750%, 04/15/22	110	109,175	0.1
Global Crossing Ltd., (Bermuda), 12.000%, 09/15/15	35	39,681	0.0	[12]
Level 3 Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.125%, 07/01/19[2]	600	530,250	0.5
Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Level 3 Financing, Inc., Co. Guar, 9.250%, 11/01/14[10]	$45	$44,438	0.1%
Level 3 Financing, Inc., Private Placement, Sr Nt, 9.375%, 04/01/19[2]	295	274,350	0.3
PAETEC Holding Corp., Sr Sec’d Nt, 8.875%, 06/30/17	200	210,000	0.2
Qwest Communications International, Inc., Sr Sec’d Nt, 7.125%, 04/01/18	200	196,000	0.2
Qwest Corp., Sr Nt, 7.625%, 06/15/15[10]	515	551,050	0.6
Windstream Corp., 7.875%, 11/01/17	320	324,000	0.3
8.125%, 09/01/18	250	251,875	0.3

		4,131,104	4.2
WIRELESS TELECOMMUNICATION SERVICES — 4.1%
Cricket Communications, Inc., 7.750%, 05/15/16	180	180,675	0.2
7.750%, 10/15/20	375	326,250	0.3
MetroPCS Wireless, Inc., 7.875%, 09/01/18	145	140,650	0.1
MetroPCS Wireless, Inc., Sr Nt, Co Guar, 6.625%, 11/15/20	200	176,000	0.2
Nextel Communications, Inc., 7.375%, 08/01/15[10]	1,025	971,187	1.0
NII Capital Corp., Sr Nt, 8.875%, 12/15/19	315	328,387	0.3
Sprint Nextel Corp., Nt, 6.000%, 12/01/16[10]	1,400	1,204,000	1.2
VimpelCom Holdings B.V., Nt, Co Guar, (Netherlands), 7.504%, 03/01/22[2]	200	161,000	0.2
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	172,000	0.2
Wind Acquisition Finance S.A., Private Placement, (Luxembourg), 7.250%, 02/15/18[2]	200	170,750	0.2
Wind Acquisition Holdings Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), PIK, 12.250%, 07/15/17[2]	247	192,956	0.2

		4,023,855	4.1

Total Telecommunication Services		8,154,959	8.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

UTILITIES — 4.5%
ELECTRIC UTILITIES — 0.2%
Dolphin Subsidiary II, Inc.,
Private Placement, Sr Unsec’d Nt,
6.500%, 10/15/16[2]	$110		$108,625	0.1%
7.250%, 10/15/21[2]	100		97,000	0.1

			205,625	0.2
GAS UTILITIES — 0.1%
Genesis Energy LP/Genesis Energy Finance Corp., Private Placement, 7.875%, 12/15/18[2]	160		152,000	0.1

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.2%
Calpine Construction Finance Co. LP and CCFC Finance Corp., Private Placement, 8.000%, 06/01/16[2]	200		205,000	0.2
Dynegy Holdings, LLC, Sr Nt, 7.750%, 06/01/19	750		453,750	0.5
Dynegy Holdings, LLC, Sr Unsec’d Nt, 7.125%, 05/15/18	500		292,500	0.3
Dynegy Roseton/Danskammer Pass Through Trust, Sr Unsec’d Nt, 7.670%, 11/08/16	1,000		550,000	0.5
Edison Mission Energy, 7.200%, 05/15/19	500		285,000	0.3
Edison Mission Energy, Sr Unsec’d Nt, 7.000%, 05/15/17	1,000		595,000	0.6
First Wind Capital LLC, Private Placement, Sr Sec’d Nt, 10.250%, 06/01/18[2]	70		66,500	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290		271,150	0.3
Homer City Funding LLC, 8.137%, 10/01/19	99		83,328	0.1
Midwest Generation LLC, 8.560%, 01/02/16	198		194,747	0.2
Texas Competitive Electric Holdings Co. LLC, Sr Nt, 10.250%, 11/01/15	350		131,250	0.1

			3,128,225	3.2
MULTI-UTILITIES — 1.0%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	980		955,500	1.0

Total Utilities			4,441,350	4.5

Total Corporate Bonds
(cost $118,201,409)			108,490,083	110.5

Description	Par (000)		Value	Percent of Net Assets*

LOAN PARTICIPATIONS & ASSIGNMENTS — 21.0%
CONSUMER DISCRETIONARY — 7.6%
AUTOMOBILES — 0.6%
Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	$665		$578,078	0.6%

DIVERSIFIED CONSUMER SERVICES — 0.1%
Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12	140		136,150	0.1

GAMING — 1.6%
Boyd Gaming Corp., Term Loan, VAR, 3.739%, 12/17/15	234		217,069	0.2
Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
VAR, 3.235%, 01/28/15	352		292,032	0.3
VAR, 3.253%, 01/28/15	654		543,483	0.6
CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	385		373,250	0.4
Golden Nugget, Inc., Additional Term Advance,
VAR, 3.240%, 06/30/14	12		9,957	0.0	[12]
VAR, 3.240%, 06/30/14	3		2,212	0.0	[12]
VAR, 3.240%, 06/30/14	3		2,467	0.0	[12]
Golden Nugget, Inc., Term Advance,
VAR, 3.240%, 06/30/14	17		13,492	0.0	[12]
VAR, 3.240%, 06/30/14	15		12,218	0.0	[12]
Isle of Capri Casinos, Inc., Term Loan B,
VAR, 4.750%, 11/01/13	100		97,235	0.1

			1,563,415	1.6
HOTELS, RESTAURANTS & LEISURE — 0.6%
Outback Steakhouse, Inc., Prefunded RC Commitment,
VAR, 0.163%, 06/14/13	5		4,636	0.0	[12]
VAR, 2.688%, 06/14/13	—	[11]	349	0.0	[12]
Outback Steakhouse, Inc., Term Loan B, VAR, 2.563%, 06/14/14	387		359,312	0.4
Rock Ohio Caesars LLC, Term Loan, VAR, 8.500%, 08/15/17	200		196,750	0.2

			561,047	0.6
MEDIA — 3.4%
Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14	361		281,398	0.3
Clear Channel Communications, Inc., Term Loan B, VAR, 3.889%, 01/29/16^	672		468,582	0.5

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Cumulus Radio, Term Loan, VAR, 09/16/18^	$90	$84,628	0.1%
Entercom Radio LLC, Term Loan A,
VAR, 1.362%, 06/30/12	191	182,064	0.2
VAR, 3.375%, 06/30/12	51	48,809	0.0	[12]
High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	189	185,629	0.2
Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	100	95,760	0.1
Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	100	97,375	0.1
Media General, Inc., Term Loan,
VAR, 4.734%, 03/29/13	13	10,131	0.0	[12]
VAR, 4.819%, 03/29/13	42	34,262	0.0	[12]
Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	694	680,862	0.7
Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	250	256,562	0.3
R.H. Donnelley, Inc., Exit Term Loan
VAR, 9.000%, 10/24/14	177	79,263	0.1
VAR, 9.000%, 10/24/14	183	81,765	0.1
VAR, 9.000%, 10/24/14	41	18,463	0.0	[12]
Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	249	238,002	0.2
Univision Communications, Inc., Initial Term Loan, VAR, 2.239%, 09/29/14	361	327,808	0.3
Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/21/15	277	195,743	0.2

		3,367,106	3.4
SPECIALTY RETAIL — 1.1%
Academy Sports & Outdoors, 1st Lien Term Loan, VAR, 6.000%, 08/03/18	250	238,645	0.2
Claire’s Stores, Term Loan B,
VAR, 2.989%, 05/29/14	676	567,854	0.6
VAR, 3.003%, 05/29/14	142	119,008	0.1
J. Crew, 1st Lien Term Loan, VAR, 4.750%, 03/07/18	224	198,964	0.2

		1,124,471	1.1
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
BCBG Max Azaria, 1st Lien Term Loan, VAR, 9.870%, 06/09/15	200	185,666	0.2

Total Consumer Discretionary		7,515,933	7.6

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER STAPLES — 0.9%
FOOD & STAPLES RETAILING — 0.4%
Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	$486	$447,689	0.4%

PERSONAL PRODUCTS — 0.5%
Targus, 1st Lien Term Loan, VAR, 11.000%, 05/24/16	499	477,967	0.5

Total Consumer Staples		925,656	0.9

ENERGY — 0.2%
OIL, GAS & CONSUMABLE FUELS — 0.2%
Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	95	94,026	0.1
Western Refinancing, Inc., Term Loan B, VAR, 7.500%, 03/15/17	100	98,576	0.1

Total Energy		192,602	0.2

FINANCIALS — 2.0%
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Capmark Financial Group, U.S. Term Loan, VAR, 03/23/11[1,4]	2,285	1,168,546	1.2
Capmark Financial Group, Unsecured Bridge Loan, VAR, 03/23/11[1,4]	175	90,563	0.1
Clarke American Corp., Term Loan B, VAR, 2.739%, 06/30/14	101	85,020	0.1
VAR, 2.739%, 06/30/14	97	81,750	0.1
VAR, 2.739%, 06/30/14^	151	126,830	0.1
VAR, 2.739%, 06/30/14	71	59,561	0.1
VAR, 2.739%, 06/30/14	59	49,400	0.0	[12]

		1,661,670	1.7
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.3%
I-Star, Term Loan A-1, VAR, 5.000%, 06/28/13	197	189,561	0.2
VAR, 5.000%, 06/28/13	143	137,457	0.1

		327,018	0.3

Total Financials		1,988,688	2.0

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Inventive Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	99	94,571	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

PHARMACEUTICALS — 0.2%
Axcan Intermediate Holdings, Inc., Term Loan, VAR, 5.500%, 02/10/17	$103		$91,025	0.1%
VAR, 5.500%, 02/10/17	11		9,815	0.0	[12]
Capsugel Holdings, Inc., Term Loan, VAR, 5.250%, 08/01/18	75		73,389	0.1
VAR, 08/01/18^	—	[11]	369	0.0	[12]

			174,598	0.2

Total Health Care			269,169	0.3

INDUSTRIALS — 3.1%
AIRLINES — 0.5%
Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	498		454,590	0.5

BUILDING PRODUCTS — 0.8%
Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.269%, 02/07/14	81		57,696	0.1
Jacuzzi Brands, Inc., 1st Lien Term Loan B, VAR, 2.503%, 02/07/14	886		630,030	0.6
Jacuzzi Luxco S.A.R.L., New Term Loan, VAR, 6.246%, 11/15/133,9,^	126		125,535	0.1

			813,261	0.8
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16	199		192,132	0.2
SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	125		110,193	0.1
SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	225		198,423	0.2

			500,748	0.5
INDUSTRIAL CONGLOMERATES — 1.1%
BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	1,178		1,085,148	1.1

PAPER & FOREST PRODUCTS — 0.2%
Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	191		184,784	0.2

Total Industrials			3,038,531	3.1

INFORMATION TECHNOLOGY — 2.7%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	99		95,173	0.1
Description	Par (000)		Value	Percent of Net Assets*

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — (continued)
VAR, 5.750%, 05/09/17	$—	[11]	$437	0.0%[12]
Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	50		48,094	0.0	[12]

			143,704	0.1
IT SERVICES — 2.2%
Compucom Systems, Inc., Term Loan, VAR, 3.740%, 08/25/14[3,9]	767		698,296	0.7
First Data Corp., Initial Tranche B-1 Term Loan, VAR, 2.985%, 09/24/14	350		303,261	0.3
First Data Corp., Initial Tranche B-3 Term Loan, VAR, 2.985%, 09/24/14	1,313		1,138,178	1.2

			2,139,735	2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.472%, 12/01/16	387		353,908	0.4

Total Information Technology			2,637,347	2.7

MATERIALS — 2.1%
CHEMICALS —1.7%
AZ Chem US, Inc. (Arizona Chemical), Term Loan, VAR, 4.750%, 11/21/16	98		96,188	0.1
Cristal Inorganic Chemicals (Millenium), 2nd Lien Term Loan, VAR, 6.119%, 11/15/14	500		486,665	0.5
Nexeo Solutions, Term Loan, VAR, 5.000%, 09/08/17	62		57,385	0.1
VAR, 5.000%, 09/08/17	38		35,399	0.0	[12]
OM Group, Term Loan B, VAR, 5.750%, 08/02/17	115		113,922	0.1
Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16	430		421,400	0.4
Styron, 1st Lien Term Loan, VAR, 6.000%, 08/02/17^	323		290,208	0.3
Univar, Inc., Term Loan B, VAR, 5.000%, 06/30/17	164		153,241	0.2

			1,654,408	1.7
CONTAINERS & PACKAGING — 0.3%
Reynolds Group Holdings, Term Loan C, VAR, 6.500%, 08/09/18	140		135,645	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONTAINERS & PACKAGING — (continued)
Reynolds Group Holdings, U.S. Term Loan, VAR, 6.500%, 02/09/18	$98		$94,566	0.1%
VAR, 6.500%, 02/09/18	27		25,908	0.0	[12]

			256,119	0.3
METALS & MINING — 0.1%
American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	125		118,688	0.1

Total Materials			2,029,215	2.1

TELECOMMUNICATION SERVICES — 0.5%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Level 3 Communications, Tranche A Term Loan, VAR, 2.492%, 03/13/14	71		66,500	0.0	[12]
VAR, 2.496%, 03/13/14	179		166,250	0.2
Level 3 Communications, Tranche B Term Loan, VAR, 11.500%, 03/13/14	250		260,000	0.3

Total Telecommunication Services			492,750	0.5

UTILITIES — 1.6%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.6%
Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16	75		72,643	0.1
Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	125		122,674	0.1
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.726%, 10/10/17	330		219,328	0.2
VAR, 4.772%, 10/10/17	350		233,018	0.3
Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.772%, 10/10/17	—	[11]	268	0.0	[12]
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.726%, 10/10/14	679		477,662	0.5
VAR, 3.772%, 10/10/14	1		584	0.0	[12]
TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.619%, 12/15/14	500		448,125	0.4

Total Utilities			1,574,302	1.6

Total Loan Participations & Assignments
(cost $21,870,761)			20,664,193	21.0

Description	Shares/Par (000)		Value	Percent of Net Assets*

ASSET-BACKED SECURITIES — 1.5%
Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.935%, 01/25/35[3,9]	$115		$5,806	0.0%[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.735%, 09/25/34[3,9]	50		9,044	0.0	[12]
Unipac IX LLC, 13.000%, 04/11/13[3,9]	1,500		1,482,446	1.5

Total Asset-Backed Securities
(cost $1,641,701)			1,497,296	1.5

Total Fixed Income Investments
(cost $141,759,871)			130,691,650	133.1

PREFERRED STOCKS — 3.6%
CONSUMER DISCRETIONARY — 1.4%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Pfd, Series C,[1,3,9]	—	[11]	—	0.0

AUTOMOBILES — 0.2%
General Motors Co., Series B, 4.750%, 12/01/13	7		245,560	0.2

DIVERSIFIED CONSUMER SERVICES — 0.7%
Carraige Services Capital Trust, Pfd, 7.000%, 06/01/29	16		711,000	0.7

HOUSEHOLD DURABLES — 0.3%
M/I Homes, Inc., Pfd, Series A, 9.750%, 03/15/12[1]	21		290,535	0.3

MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,3,9]	481		2,310	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 08/01/11[3,9,14]	—	[11]	145,440	0.2

			147,750	0.2

Total Consumer Discretionary			1,394,845	1.4

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., Pfd, ADR[1,3,9]	—	[11]	—	0.0

FINANCIALS — 2.1%
COMMERCIAL BANKS — 1.6%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[14]	30		1,593,750	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Shares (000)		Value	Percent of Net Assets*

CONSUMER FINANCE — 0.5%
Ally Financial, Inc., 7.000%, 12/31/11[2,14]	1		$409,198	0.4%
GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40	4		65,700	0.1

			474,898	0.5

Total Financials			2,068,648	2.1

INFORMATION TECHNOLOGY — 0.0%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	2		—	0.0

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.1%
Constar International, Inc., Pfd[1,3,9]	—	[11]	90,682	0.1

Total Preferred Stocks
(cost $4,689,223)			3,554,175	3.6

COMMON STOCKS — 3.4%
CONSUMER DISCRETIONARY — 1.0%
AUTO COMPONENTS — 0.0%
Glasstech, Inc., Class C1,3,9	—	[11]	—	0.0

AUTOMOBILES — 0.3%
General Motors Co.[1]	15		295,617	0.3

BROADCASTING & CABLE TV — 0.0%[12]
Adelphia Recovery Trust[1,3,9]	157		2	0.0	[12]
Adelphia Recovery Trust	1,297		25,937	0.0	[12]

			25,939	0.0	[12]
LEISURE EQUIPMENT & PRODUCTS — 0.3%
True Temper Holdings, Inc. ADR[1,3,9]	4		322,470	0.3

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Broder Brothers Co.[1,3,9]	38		375,530	0.4
WestPoint International, Inc.[1,3,9]	28		—	0.0

			375,530	0.4

Total Consumer Discretionary			1,019,556	1.0

CONSUMER STAPLES — 0.0%
FOOD PRODUCTS — 0.0%
Eurofresh, Inc., ADR[1,3,9]	106		—	0.0

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Leucadia National Corp.	—	[11]	9,889	0.0	[12]

Description	Shares (000)		Value	Percent of Net Assets*

INDUSTRIALS — 0.1%
BUILDING PRODUCTS — 0.0%[12]
Jupiter Holding I Corp.[1,3,9]	8		$40,845	0.0%[12]

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Quad/Graphics, Inc.	3		57,643	0.1

Total Industrials			98,488	0.1

INFORMATION TECHNOLOGY — 0.7%
COMPUTERS & PERIPHERALS — 0.0%
Stratus Technologies, Inc., ADR[1,3,9]	8		—	0.0

IT SERVICES — 0.0%[12]
Unisys Corp.[1]	3		50,427	0.0	[12]

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Magnachip Semiconductor Corp., (Luxembourg)[1]	99		666,221	0.7

Total Information Technology			716,648	0.7

MATERIALS — 1.2%
CHEMICALS — 0.3%
LyondellBasell Industries N.V., (Netherlands), Class A	10		242,761	0.3

CONSTRUCTION MATERIALS — 0.0%[12]
U.S. Concrete, Inc.[1]	10		41,788	0.0	[12]

CONTAINERS & PACKAGING — 0.0%[12]
Constar International, Inc., ADR[1,3,9]	4		1,199	0.0	[12]

METALS & MINING — 0.2%
Lexington Coal Co.[1,3,9]	25		7,973	0.0	[12]
Wolverine Tube, Inc., ADR[1,3,9]	8		183,546	0.2

			191,519	0.2
PAPER & FOREST PRODUCTS — 0.7%
AbitibiBowater, Inc., (Canada)[1]	43		647,293	0.7

Total Materials			1,124,560	1.2

TELECOMMUNICATION SERVICES — 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AboveNet, Inc.	7		358,691	0.4
XO Holdings, Inc.[1,3,9]	1		—	0.0

			358,691	0.4
WIRELESS TELECOMMUNICATION SERVICES — 0.0%[12]
USA Mobility, Inc.	—	[11]	383	0.0	[12]

Total Telecommunication Services			359,074	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

Description	Shares (000)	Value	Percent of Net Assets*

UTILITIES — 0.0%[12]
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0%[12]
GenOn Energy, Inc.[1]	3	$7,359	0.0	[12]%

Total Common Stocks
(cost $6,941,149)		3,335,574	3.4

	Number of Warrants
WARRANTS — 0.3%
CONSUMER DISCRETIONARY — 0.3%
AUTOMOBILES — 0.3%
General Motors Co., expiring 07/10/16[1]	13	154,963	0.2
General Motors Co., expiring 07/10/19[1]	13	105,572	0.1

Total Consumer Discretionary		260,535	0.3

Total Warrants
(cost $486,355)		260,535	0.3

Total Equity Investments
(cost $12,116,727)		7,150,284	7.3

	Shares (000)
SHORT-TERM INVESTMENT — 1.8%
INVESTMENT COMPANY — 1.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070%,[5,13]
(cost $1,791,040)	1,791	1,791,040	1.8

TOTAL INVESTMENTS
(cost $155,667,638)		139,632,974	142.2

Preferred Stock and Liabilities in Excess of Other Assets		(41,404,417)	(42.2)

Net Assets Applicable to Common Stockholders		$98,228,557	100.0

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2011.
*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $40,727,800 and 41.5% of net assets applicable to common stockholders.

[3]	Fair valued security. These securities amounted to $5,248,338 and 5.3% of net assets applicable to common stockholders.
[4]	Security in default.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $5,248,338 and 5.3% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities, delayed delivery securities and unfunded commitments.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of September 30, 2011.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2011.

^	All or a portion of the security is unsettled as of September 30, 2011. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$321,554	$—	$698,002		$1,019,556
Consumer Staples	—	—	—	(a)	—	(a)
Financials	9,889	—	—		9,889
Industrials	57,643	—	40,845		98,488
Information Technology	716,648	—	—		716,648
Materials	931,842	—	192,718		1,124,560
Telecommunication Services	359,074	—	—		359,074
Utilities	7,359	—	—		7,359

Total Common Stocks	2,404,009	—	931,565		3,335,574

Preferred Stocks
Consumer Discretionary	—	1,247,095	147,750		1,394,845
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	2,068,648	—		2,068,648
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	90,682		90,682

Total Preferred Stocks	—	3,315,743	238,432		3,554,175

Debt Securities
Asset-Backed Securities	—	—	1,497,296		1,497,296
Convertible Bond	—	40,078	—		40,078
Corporate Bonds
Consumer Discretionary	—	31,600,552	—		31,600,552
Consumer Staples	—	4,376,669	399,713		4,776,382
Energy	—	12,023,230	—		12,023,230
Financials	—	11,770,878	—		11,770,878
Health Care	—	5,342,035	792,053		6,134,088
Industrials	—	12,851,590	—		12,851,590
Information Technology	—	6,001,403	—		6,001,403
Materials	—	10,170,203	565,448		10,735,651

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2011 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$—	$8,154,959	$—	$8,154,959
Utilities	—	4,441,350	—	4,441,350

Total Corporate Bonds	—	106,732,869	1,757,214	108,490,083

Total Debt Securities	—	106,772,947	3,254,510	110,027,457

Loan Participations & Assignments
Consumer Discretionary	—	7,515,933	—	7,515,933
Consumer Staples	—	925,656	—	925,656
Energy	—	192,602	—	192,602
Financials	—	1,988,688	—	1,988,688
Health Care	—	269,169	—	269,169
Industrials	—	2,912,996	125,535	3,038,531
Information Technology	—	1,939,051	698,296	2,637,347
Materials	—	2,029,215	—	2,029,215
Telecommunication Services	—	492,750	—	492,750
Utilities	—	1,574,302	—	1,574,302

Total Loan Participations & Assignments	—	19,840,362	823,831	20,664,193

Warrants
Consumer Discretionary	—	260,535	—	260,535
Short-Term Investment
Investment Company	1,791,040	—	—	1,791,040

Total Investments in Securities	$4,195,049	$130,189,587	$5,248,338	$139,632,974

(a)	Security has a zero value.
There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/11
Investments in Securities
Asset-Backed Securities	$1,488,539	$—	$6,804	$7,276	$—	$(5,323)	$—	$—	$1,497,296
Common Stocks — Consumer Discretionary	343,970	—	354,032	—	—	—	—	—	698,002
Common Stocks — Consumer Staples	219,182	—	(219,182)	—	—	—	—	—	—	(a)
Common Stocks — Industrials	187,887	—	(147,042)	—	—	—	—	—	40,845
Common Stocks — Information Technology	1,030,974	—	521,746	—	1,552,720	(3,105,440)	—	—	—	(a)
Common Stocks — Materials	27,083	—	(82,350)	—	247,985	—	—	—	192,718

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of September 30, 2011 (Unaudited)

	Balance as of 12/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/11
Common Stocks — Telecommunication Services	$—		$—	$—	$—	$—	(a)	$—	$—	$—	$—	(a)
Corporate Bonds — Consumer Discretionary	424,142		—	—	—	—		—	—	(424,142)	—
Corporate Bonds — Consumer Staples	406,725		—	(54,505)	—	47,493		—	—	—	399,713
Corporate Bonds — Financials	880,000		19,756	134,460	(46)	—		(1,034,170)	—	—	—
Corporate Bonds — Health Care	932,291		—	(298,798)	(809)	159,369		—	—	—	792,053
Corporate Bonds — Industrials	465,443		3,862	(30,092)	261	2,030		(330,254)	—	(111,250)	—
Corporate Bonds — Information Technology	418,093		—	4,907	—	—		(423,000)	—	—	—
Corporate Bonds — Materials	84,204		—	(48,568)	—	529,812		—	—	—	565,448
Loan Participations & Assignments — Financials	817,789		(143,471)	138,689	—	—		(813,007)	—	—	—
Loan Participations & Assignments — Industrials	123,718		—	550	—	1,267		—	—	—	125,535
Loan Participations & Assignments — Information Technology	857,780		—	(41,993)	3,517	—		(121,008)	—	—	698,296
Loan Participations & Assignments — Materials	493,750		—	—	—	—		—	—	(493,750)	—
Preferred Stocks — Consumer Discretionary	206,234		—	(58,484)	—	—		—	—	—	147,750
Preferred Stocks — Consumer Staples	147,688		—	(162,371)	—	14,683		—	—	—	—	(a)
Preferred Stocks — Financials	1,622,814		—	—	—	—		—	—	(1,622,814)	—
Preferred Stocks — Information Technology	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Materials	—		—	1	—	90,681		—	—	—	90,682

Total	$11,178,306		$(119,853)	$17,804	$10,199	$2,646,040		$(5,832,202)	$—	$(2,651,956)	$5,248,338

(a)	Security has a zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $(751,906).